Cover Document	Jul. 23, 2024	Jun. 13, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 23, 2024
Entity Registrant Name		LUNA INNOVATIONS INC
Entity Incorporation, State or Country Code		DE
Entity File Number		000-52008
Entity Tax Identification Number		54-1560050
Entity Address, Address Line One		301 1st Street SW,
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Roanoke,
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		24011
City Area Code		540
Local Phone Number		769-8400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		LUNA
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001239819
Amendment Flag		false